LEASES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Right-of-use assets securing lease liabilities	$ 825	$ 715
Lease liabilities, beginning of year	2,778	2,593
Net additions	771	656
Lease liabilities acquired through the MLSE Transaction	104	0
Interest expense on lease liabilities	147	137
Interest payments on lease liabilities	(123)	(130)
Principal payments of lease liabilities	(559)	(478)
Lease liabilities, end of year	3,118	2,778
Current liability	690	587
Long-term liability	$ 2,428	$ 2,191